SHAREHOLDERS’ DEFICIT (Details Narrative) - USD ($)					3 Months Ended			9 Months Ended
		Jan. 21, 2025	Jan. 10, 2025	Oct. 08, 2024	Mar. 31, 2025	Dec. 31, 2024		Sep. 30, 2025
Class of Stock [Line Items]
Preferred stock, shares authorized						1,000,000		1,000,000
Preferred stock, par value						$ 0.0001		$ 0.0001
Preferred stock, shares issued						0		0
Preferred stock, shares outstanding						0		0
Capital contribution					$ 6,900,000
Share price						$ 10.00		$ 10.00
IPO [Member]
Class of Stock [Line Items]
Share price		$ 0.083
Sale of units in initial public offering		19,000,000
IPO [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of units in initial public offering		19,000,000
IPO [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares		1,125,000
Sale of units in initial public offering		1,500,000				2,625,000		2,625,000
IPO [Member] | Underwriting Agreement [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares		1,125,000
Sale of units in initial public offering		1,500,000
Founder [Member]
Class of Stock [Line Items]
Capital contribution				$ 25,000
Share price				$ 0.004
Number of shares issued			6,708,333	5,750,000
Founder [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued			6,708,333
Founder [Member] | Maximum [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares			875,000
Founder [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares			875,000
Founder [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Number of shares issued		5,203,333	958,333
Subject to forfeiture, shares		375,000
Founder [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Number of shares issued		5,203,333	958,333
Subject to forfeiture, shares		375,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares			125,000
Founder [Member] | Over-Allotment Option [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares			125,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000		200,000,000
Common stock, par value						$ 0.0001		$ 0.0001
Common stock, shares issued						0		690,000
Common stock, shares outstanding						0		690,000
Subject to possible redemption, shares								19,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized						20,000,000		20,000,000
Common stock, par value						$ 0.0001		$ 0.0001
Common stock, shares issued	[1],[4]					6,708,333	[2],[3]	6,333,333
Common stock, shares outstanding	[1],[4]					6,708,333	[2],[3]	6,333,333
Common Class B [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Subject to forfeiture, shares		1,125,000

[1]	As of December 31, 2024, this amount includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 5). Subsequently, on January 21, 2025, the underwriters partially exercised their over-allotment option in the amount of 1,500,000 Units and forfeited the remaining unexercised balance of 1,125,000 Units.
[2]	Includes up to 875,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the Underwriters (Note 5).
[3]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 9). All share and per share data has been retrospectively presented.
[4]	On January 10, 2025, the Company issued an additional 958,333 founder shares for no additional consideration, resulting in the Sponsor holding a total of 6,708,333 founder shares (see Note 7). All share and per share data have been retrospectively presented.